Schedule I - Condensed Financial Information of Parent Company (Balance Sheets) (Parenthetical) (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, outstanding	230,015,427	227,500,190
Parent Company [Member]
Common stock, par value	$ 0.01	$ 0.01
Common stock, authorized	400,000,000	400,000,000
Common stock, outstanding	230,015,427	227,500,190